UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  August 13, 2002

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		40

FORM 13F Information Table Value Total:	$85,070,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101      368   160705 SH       SOLE                    70085             90620
AFLAC Inc.                     COM              001055102     3339   104355 SH       SOLE                   104355
ASML Holding N V               COM              N07059111     4852   320917 SH       SOLE                   169927            150990
Affymetrix                     COM              00826T108     1702    70928 SH       SOLE                    22593             48335
Amdocs                         COM              G02602103      708    93727 SH       SOLE                    39957             53770
Applied Materials              COM              038222105      313    16454 SH       SOLE                    16454
Barr Labs                      COM              068306109     1293    20360 SH       SOLE                      500             19860
Biovail Corporation            COM              09067J109     7894   272593 SH       SOLE                   197573             75020
Brigham Exploration            COM              109178103       92    21590 SH       SOLE                     1400             20190
Business Objects ADR           COM              12328X107     6577   234057 SH       SOLE                   136318             97739
Concord Camera                 COM              206156101     2305   451940 SH       SOLE                   244325            207615
Ditech                         COM              25500M103     1427   502333 SH       SOLE                   343148            159185
Federal Nat'l Mtg.             COM              313586109      774    10500 SH       SOLE                    10500
Flir Systems                   COM              302445101     6312   150399 SH       SOLE                    77149             73250
General Electric               COM              369604103     1405    48370 SH       SOLE                    48370
Home Depot                     COM              437076102      497    13538 SH       SOLE                    13538
IBM                            COM              459200101      203     2823 SH       SOLE                     2823
Intel Corp.                    COM              458140100     1639    89734 SH       SOLE                    89734
KV Pharmaceutical Cl A         COM              482740206    11633   430857 SH       SOLE                   289055            141802
Kraft Foods Inc Class A        COM              50075N104      362     8845 SH       SOLE                     8845
Lehman Brothers Hldgs          COM              524908100     1520    24310 SH       SOLE                                      24310
Lilly Eli                      COM              532457108      283     5022 SH       SOLE                     5022
MFC Bancorp                    COM              55271X202     4037   466732 SH       SOLE                   289527            177205
Newport Corp.                  COM              651824104      441    28155 SH       SOLE                     2180             25975
Nextel Communications          COM              65332V103      780   242846 SH       SOLE                    86496            156350
Novellus Systems               COM              670008101     8366   246056 SH       SOLE                   149596             96460
Pfizer                         COM              717081103     1226    35030 SH       SOLE                    35030
Philip Morris Cos.             COM              718154107      357     8170 SH       SOLE                     8170
Phoenix Technology             COM              719153108      843    84271 SH       SOLE                    44131             40140
Procter & Gamble               COM              742718109      375     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1457    53012 SH       SOLE                    53012
Quest Diagnostics              COM              74834L100      284     3300 SH       SOLE                      725              2575
Rainbow Technology             COM              750862104     1926   391459 SH       SOLE                   220894            170565
SPEEDFAM-IPEC                  COM              847705100      115    21985 SH       SOLE                       35             21950
Schering Plough                COM              806605101      350    14212 SH       SOLE                    14212
Scientific Games               COM              80874P109     1080   136025 SH       SOLE                    46010             90015
Seitel Inc.                    COM              816074306      512   512402 SH       SOLE                   288122            224280
Staples Inc.                   COM              855030102     1413    71712 SH       SOLE                    33037             38675
Three-Five Systems             COM              88554L108     3486   305748 SH       SOLE                   173059            132689
Veeco Instr                    COM              922417100     2523   109166 SH       SOLE                    48821             60345